Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Consolidated VIE assets
Cash and cash equivalents		¥ 3,316,238	¥ 3,509,754	¥ 3,191,889
Trading assets
Derivatives		1,554,000	1,220,000
Office buildings, land, equipment and facilities		419,047	464,449
Other		773,586	1,049,432
Total		43,412,156	42,516,480
Trading liabilities
Derivatives	[1],[2]	1,660,000	1,494,000
Borrowings
Short-term borrowings	[3]	1,050,141	1,368,098
Long-term borrowings		9,258,306	7,975,012
Total		40,439,353	39,760,029
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		62,000	13,000
Trading assets
Equities		555,000	524,000
Debt securities		443,000	414,000
CMBS and RMBS		21,000	20,000
Investment trust funds and other			4,000
Derivatives		1,000	1,000
Private equity and debt investments		4,000	21,000
Office buildings, land, equipment and facilities		10,000	51,000
Other		115,000	26,000
Total		1,211,000	1,074,000
Trading liabilities
Derivatives		0	2,000
Borrowings
Short-term borrowings		95,000	74,000
Long-term borrowings		797,000	763,000
Other		6,000	2,000
Total		¥ 898,000	¥ 841,000

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[3]	Includes secured borrowings of ¥55,569 million as of March 31, 2021 and ¥92,580 million as of March 31, 2022.